UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive
Suite 2900
Chicago, IL 60601
(Address of principal executive offices)

Mareile Cusack
200 East Randolph Drive
Suite 2900
Chicago, IL 60601
(Name and address of agent for service)

with a copy to:

Arthur Don
Greenberg Traurig, LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

Registrant's telephone number, including area code: (312) 726-0140

Date of fiscal year end: September 30, 2010
Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

Ariel Fund Schedule of Investments

Number of Shares	Common Stocks – 99.17%	Cost	Market Value

	Consumer discretionary & services – 36.13%
5,509,000	CBS Corp., Class B	$29,974,391	$71,231,370
529,975	DeVry Inc.	31,393,366	27,818,388
5,164,739	Gannett Co., Inc.	14,134,177	69,517,387
3,303,625	International Game Technology	38,027,450	51,866,913
9,953,772	Interpublic Group of Cos., Inc.(a)	69,134,383	70,970,394
1,160,071	Meredith Corp.	24,852,975	36,113,010
1,178,748	Mohawk Industries, Inc.(a)	59,324,463	53,939,509
4,108,757	Newell Rubbermaid Inc.	74,325,639	60,152,203
1,334,775	Nordstrom, Inc.	18,623,063	42,966,407
2,004,356	Royal Caribbean Cruises Ltd.(a)	18,252,968	45,639,186
976,367	Sotheby's	15,651,917	22,329,513
1,250,395	Stanley Black & Decker, Inc.	36,598,806	63,169,955
1,117,106	Tiffany & Co.	39,374,382	42,349,488
		469,667,980	658,063,723
	Consumer staples – 10.07%
1,788,338	Constellation Brands, Inc., Class A(a)	22,320,151	27,933,840
617,054	Energizer Holdings, Inc.(a)	14,462,367	31,025,475
1,070,438	J.M. Smucker Co.	38,667,004	64,461,776
1,582,125	McCormick & Co., Inc.	56,989,323	60,057,465
		132,438,845	183,478,556
	Financial services – 26.98%
4,266,657	CB Richard Ellis Group, Inc.(a)	17,564,821	58,069,202
682,826	City National Corp.	28,651,314	34,981,176
907,100	Dun & Bradstreet Corp.	71,447,111	60,884,552
1,091,600	Fair Isaac Corp.	23,181,028	23,785,964
1,794,065	HCC Insurance Holdings, Inc.	35,586,221	44,421,049
8,232,978	Janus Capital Group Inc.	79,768,946	73,108,845
1,123,173	Jones Lang LaSalle Inc.	17,107,621	73,725,076
2,436,200	Lazard Ltd, Class A	84,280,457	65,070,902
60,016	Markel Corp.(a)	10,903,116	20,405,440
3,333,657	PrivateBancorp, Inc.	40,547,301	36,936,920
		409,037,936	491,389,126
	Health care – 7.63%
720,834	Bio-Rad Laboratories, Inc., Class A(a)	44,711,306	62,344,933
1,335,301	Hospira, Inc.(a)	46,336,740	76,713,042
		91,048,046	139,057,975
	Materials & processing – 2.65%
4,495,038	Interface, Inc., Class A(b)	45,207,263	48,276,708

Ariel Fund Schedule of Investments (continued)		June 30, 2010 (unaudited)

Number of Shares	Common Stocks – 99.17%	Cost	Market Value
	Producer durables – 14.29%
1,800,403	Brady Corp., Class A	$28,930,591	$44,866,043
1,769,200	Brink's Co.	43,636,143	33,667,876
2,757,290	Herman Miller, Inc.	50,432,182	52,030,062
2,341,413	Hewitt Associates, Inc., Class A(a)	64,470,352	80,685,092
1,714,511	IDEX Corp.	28,255,076	48,983,579
		215,724,344	260,232,652
	Technology – 1.42%
606,350	Anixter Intl Inc.(a)	13,250,016	25,830,510

	Total common stocks	1,376,374,430	1,806,329,250

Principal Amount	Repurchase Agreement – 0.58%	Cost	Market Value

$10,487,204	Fixed Income Clearing Corporation, 0.00%, dated 6/30/2010,
	due 7/1/2010, repurchase price $10,487,204, (collateralized by
	Federal Home Loan Mortgage Assoc., 4.75%, due 1/19/2016)	$10,487,204	$10,487,204
	Total Investments – 99.75%	$1,386,861,634	1,816,816,454
	Other Assets less Liabilities – 0.25%		4,537,153
	Net Assets – 100.00%		$1,821,353,607

(a)Non-income producing.
(b)Affiliatedcompany (See Note Three).
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Appreciation Fund Schedule of Investments	June 30, 2010 (unaudited)

Number of Shares	Common Stocks – 99.73%	Cost	Market Value

	Consumer discretionary & services – 36.31%
1,062,550	Carnival Corp. & plc	$29,217,755	$32,131,512
3,651,000	CBS Corp., Class B	25,466,019	47,207,430
363,800	DeVry Inc.	21,841,994	19,095,862
3,687,200	Gannett Co., Inc.	9,279,315	49,629,712
1,921,700	International Game Technology	25,218,992	30,170,690
5,316,175	Interpublic Group of Cos., Inc.(a)	30,231,071	37,904,328
1,063,900	Mattel, Inc.	24,078,294	22,512,124
838,975	Mohawk Industries, Inc.(a)	38,084,790	38,391,496
667,500	Nordstrom, Inc.	8,374,245	21,486,825
1,101,600	Omnicom Group Inc.	32,640,308	37,784,880
494,800	Sotheby's	9,412,000	11,316,076
678,499	Stanley Black & Decker, Inc.	14,909,652	34,277,769
733,900	Tiffany & Co.	23,880,986	27,822,149
1,569,500	Viacom, Inc.	38,574,299	49,235,215
		331,209,720	458,966,068
	Consumer staples – 7.03%
284,347	Clorox Co.	11,767,422	17,675,009
375,900	Energizer Holdings, Inc.(a)	17,333,701	18,900,252
532,675	J.M. Smucker Co.	27,256,513	32,077,689
532,825	McCormick & Co., Inc.	18,718,892	20,226,037
		75,076,528	88,878,987
	Financial services – 28.16%
942,200	AFLAC Inc.	19,344,678	40,203,674
2,811,450	CB Richard Ellis Group, Inc.(a)	10,100,976	38,263,834
454,300	City National Corp.	23,865,075	23,273,789
498,722	Dun & Bradstreet Corp.	26,954,212	33,474,221
374,000	Franklin Resources, Inc.	14,683,022	32,235,060
4,069,675	Janus Capital Group Inc.	33,519,999	36,138,714
741,800	Jones Lang LaSalle Inc.	43,520,254	48,691,752
1,145,200	Lazard Ltd, Class A	41,344,292	30,588,292
1,011,300	Northern Trust Corp.	40,006,302	47,227,710
579,900	T. Rowe Price Group, Inc.	12,554,880	25,741,761
		265,893,690	355,838,807
	Health care – 15.29%
808,750	Baxter Intl Inc.	28,246,090	32,867,600
280,525	Bio-Rad Laboratories, Inc., Class A(a)	19,179,774	24,262,607
315,500	Laboratory Corp. of America(a)	21,059,274	23,772,925
943,500	St. Jude Medical, Inc.(a)	35,286,558	34,050,915
825,854	Thermo Fisher ScientificInc.(a)	15,745,707	40,508,139
700,000	Zimmer Holdings, Inc.(a)	31,338,082	37,835,000
		150,855,485	193,297,186

Ariel Appreciation Fund Schedule of Investments (continued)		June 30, 2010 (unaudited)

Number of Shares	Common Stocks – 99.73%	Cost	Market Value
	Producer durables – 10.02%
1,292,100	Accenture plc, Class A	$23,390,777	$49,939,665
1,536,000	Hewitt Associates, Inc., Class A(a)	43,447,659	52,930,560
576,150	Illinois Tool Works Inc.	27,545,335	23,783,472
		94,383,771	126,653,697
	Technology – 2.92%
313,000	Anixter Intl Inc.(a)	18,444,399	13,333,800
1,954,900	Dell Inc.(a)	20,551,375	23,576,094
		38,995,774	36,909,894

	Total common stocks	956,414,968	1,260,544,639

Principal Amount	Repurchase Agreement – 0.40%	Cost	Market Value

$4,988,685	Fixed Income Clearing Corporation, 0.00%, dated 6/30/2010,
	due 7/1/2010, repurchase price $4,988,685, (collateralized by
	Federal Home Loan Mortgage Assoc., 4.75%, due 1/19/2016)	$4,988,685	$4,988,685
	Total Investments – 100.13%	$961,403,653	1,265,533,324
	Liabilities less Other Assets – (0.13%)		(1,631,187)
	Net Assets – 100.00%		$1,263,902,137

(a)Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Focus Fund Schedule of Investments	June 30, 2010 (unaudited)

Number of Shares	Common Stocks – 96.78%	Cost	Market Value

	Consumer discretionary & services – 23.19%
45,600	Apollo Group, Inc.(a)	$2,892,400	$1,936,632
58,500	Carnival Corp. & plc	2,240,129	1,769,040
258,400	Interpublic Group of Cos., Inc.(a)	1,878,845	1,842,392
66,400	Omnicom Group Inc.	2,620,950	2,277,520
23,100	Toyota Motor Corp., ADR	1,938,767	1,583,967
66,300	Walt Disney Co.	1,907,187	2,088,450
		13,478,278	11,498,001
	Energy – 8.53%
42,000	Exxon Mobil Corp.	3,010,362	2,396,940
36,400	Hess Corp.	2,053,539	1,832,376
		5,063,901	4,229,316
	Financial services – 18.33%
42,900	AFLAC Inc.	1,735,749	1,830,543
82,000	Bank of New York Mellon Corp.	2,333,873	2,024,580
9,600	Goldman Sachs Group, Inc.	1,400,129	1,260,192
50,300	JPMorgan Chase & Co.	2,110,019	1,841,483
91,750	Morgan Stanley	2,693,893	2,129,518
		10,273,663	9,086,316
	Health care – 18.91%
50,200	Baxter Intl Inc.	2,574,513	2,040,128
44,675	Covidien plc	1,789,408	1,795,041
51,800	Johnson & Johnson	3,213,482	3,059,308
70,900	Merck & Co., Inc.	2,129,835	2,479,373
		9,707,238	9,373,850
	Producer durables – 18.28%
50,000	Accenture plc, Class A	1,326,141	1,932,500
78,100	Hewitt Associates, Inc., Class A(a)	3,017,312	2,691,326
28,700	Lockheed Martin Corp.	2,220,693	2,138,150
65,275	Tyco Intl Ltd.	2,385,476	2,299,638
		8,949,622	9,061,614

Ariel Focus Fund Schedule of Investments (continued)	June 30, 2010 (unaudited)

Number of Shares	Common Stocks – 96.78%	Cost	Market Value

	Technology – 9.54%
176,900	Dell Inc.(a)	$3,289,781	$2,133,414
21,000	International Business Machines Corp.	2,219,432	2,593,080
		5,509,213	4,726,494

	Total common stocks	52,981,915	47,975,591

Principal Amount	Repurchase Agreement – 3.01%	Cost	Market Value

$1,489,732	Fixed Income Clearing Corporation, 0.00%, dated 6/30/2010,
	due 7/1/2010, repurchase price $1,489,732, (collateralized by
	Federal Home Loan Mortgage Assoc., 4.75%, due 1/19/2016)	$1,489,732	$1,489,732
	Total Investments – 99.79%	$54,471,647	49,465,323
	Other Assets less Liabilities – 0.21%		105,847
	Net Assets – 100.00%		$49,571,170

(a)Non-income producing.
ADR stands for American Depositary Receipt.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Notes to Schedules of Investments	June 30, 2010 (unaudited)

Note One | Organization
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund (the “Funds”) are series of the Trust. Ariel Fund and Ariel Appreciation Fund are diversified portfolios and Ariel Focus Fund is a non-diversified portfolio of the Trust.

Note Two | Significant accounting policies
The following is a summary of significant policies related to investments of the Funds held at June 30, 2010.

Fair Value Measurements – ASC 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value  of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of  June 30, 2010 in valuing the Funds’ investments carried  at market value:

		Ariel	Ariel
	Ariel Fund	Appreciation	Focus Fund
		Fund

Level 1	$1,806,329,250	$1,260,544,639	$47,975,591
Level 2	10,487,204	4,988,685	1,489,732
Level 3	—	—	—
Market
Value at
06/30/2010	$1,816,816,454	$1,265,533,324	$49,465,323

As of June 30, 2010 all Level 2 securities held are repurchase agreements, see Schedule of Investments.

Investment valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask price.

Debt obligations having a maturity of 60 days or less are valued at amortized cost which approximates market value. Debt securities with maturities over 60 days are valued at the yield equivalent as obtained from a pricing service or one or more market makers for such securities.

Securities and assets for which market quotations are not readily available are valued at fair value as determined  in good faith by or under the direction of the Board  of Trustees.

Repurchase agreements – The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions –  Securities transactions are accounted for on a trade date basis.

Note Three | Transactions with affiliated companies
If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. Ariel Fund had the following transactions during the nine months ended June 30, 2010, with affiliated companies:

		Share Activity			Nine Months Ended June 30, 2010
	Balance			Balance		Dividends	Amount of Gain
Security Name	September 30,	Purchases	Sales	June 30, 2010	Market Value	Credited to	(Loss) Realized on
	2009					Income	Sale of Shares
Interface, Inc.	3,825,658	669,380	—	4,495,038	$48,276,708	$62,692	$ —
PrivateBancorp, Inc.*	1,927,457	1,865,400	459,200	3,333,657	36,936,920	105,268	(1,695,100)
					$85,213,628	$167,960	$(1,695,100)
*No longer an affiliated company.

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:            /s/ Mellody Hobson
                  Mellody Hobson
                  President and Principal Executive Officer

Date:        August 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Mellody Hobson
                 Mellody Hobson
 President and Principal Executive Officer

Date:        August 2, 2010

By:            /s/ Thomas Herman
  Thomas E. Herman
  Vice President and Principal Financial Officer

Date:        August 2, 2010